Expense Example - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - Fidelity Environment and Alternative Energy Fund - Fidelity Environment and Alternative Energy Fund
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883